THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H

American Legacy® III Plus

Supplement dated November 8, 2012 to the Prospectus dated May 1, 2012

As of December 3, 2012, the American Legacy® III Plus variable annuity contract is no longer available for purchase. This supplement is for informational purposes and is not applicable to existing contract owners.

Please retain this Supplement for future reference.